Fair value measurements (Details) - Mar. 31, 2017 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Fair value measurements
Carrying value of convertible notes		¥ 1,031,154
Level 3
Fair value measurements
Fair value of convertible notes | $	$ 278,254
Carrying value (before deducting unamortized debt issuance costs)
Fair value measurements
Carrying value of convertible notes		¥ 1,031,849